Financial and capital risk management (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of derivatives effects on statement of financial position

	June 30, 2026		December 31, 2025
	Assets	Liabilities	Assets	Liabilities
Foreign exchange and interest rate risk	918	181	588	133
Commodities price risk	117	137	29	13
Embedded derivatives	–	2	–	–
Total	1,035	320	617	146

Schedule of net exposure

	June 30, 2026	December 31, 2025
Foreign exchange and interest rate risk (i)	737	455
Commodities price risk	(20)	16
Embedded derivatives	(2)	–
Total	715	471

(i) Includes a positive balance of US$367 and US$181 as of June 30, 2026 and December 31, 2025, respectively, related to transactions to mitigate foreign exchange and interest rate fluctuations on loans, borrowings and provisions related to Brumadinho and Samarco.

Schedule of effects of derivatives on income

	Gain (loss) recognized in the income statement
	Three-month period ended June 30,		Six-month period ended June 30,
	2026	2025	2026	2025
Foreign exchange and interest rate risk	192	557	554	1,321
Commodities price risk	(254)	(9)	111	(9)
Embedded derivatives	–	–	(2)	1
Total	(62)	548	663	1,313

Schedule of effects of derivatives on cash flows

	Financial settlement inflows (outflows)
Six-month period ended June 30,	2026	2025
Foreign exchange and interest rate risk	306	297
Commodities price risk	147	(14)
Total	453	283

Schedule of foreign exchange and interest rates volatility

	Notional		Fair value		Fair value by year
Flow	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025	2027	2028	2029+
Foreign Exchange and Interest Rate Derivatives	US$ 12,578	US$ 9,201	737	455	271	182	284

Schedule of sensitivity analysis financial instruments

Instrument's main risk events	Fair value	Scenario I (∆ of 25%)	Scenario II (∆ of 50%)
R$ depreciation	737	(1,005)	(2,834)
US$ interest rate inside Brazil decrease	737	522	276
Brazilian interest rate increase	737	46	(520)
TJLP interest rate decrease	737	738	738
IPCA index decrease	737	550	377
SOFR interest rate decrease	737	716	693

Schedule of protection program for product price

	Notional		Fair value		Fair value by year
Flow	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025	2027	2028	2029+
Brent crude oil (bbl)
Options	28,959,063	22,224,999	(43)	(5)	50	(93)	–

Bunker (tons)
Bunker fowards	480	–	(11)	–	–	(11)	–

Forward Freight Agreement (days)
Freight forwards	4,020	2,070	16	15	12	3	1

Fixed price Nickel sales protection (ton)
Nickel forwards	28,398	3,557	18	5	18	–	–

Schedule of derivative financial instruments

Instrument	Instrument's main risk events	Fair value	Scenario I (∆ of 25%)	Scenario II (∆ of 50%)
Brent crude oil (bbl)	Decrease in fuel oil price	(54)	(464)	(938)
Forward Freight Agreement (days)	Decrease in freight price	16	(11)	(39)
Hedge for fixed-price nickel sales (tons)	Decrease in nickel price	18	(18)	(83)

Schedule of embedded derivatives

	Notional		Fair value		Fair value by year
Flow	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025	2027	2028	2029+
Embedded derivative (pellet price) in natural gas purchase agreement (volume/month)
Call options	746,667	746,667	(2)	–	–	–	(2)

Schedule of sensitivity analysis of other derivatives financial instruments

Instrument	Instrument's main risk events	Fair value	Scenario I (∆ of 25%)	Scenario II (∆ of 50%)
Embedded derivative (pellet price) in natural gas purchase agreement (volume/month)
Embedded derivatives - Gas purchase	Pellet price increase	(2)	(5)	(12)

Schedule of effects of derivatives on other comprehensive income

	Gain recognized in the other comprehensive income
	Three-month period ended June 30,		Six-month period ended June 30,
	2026	2025	2026	2025
Net investment hedge	33	115	169	286

Schedule of ratings published by Moody's regarding the main financial institutions

	June 30, 2026		December 31, 2025
	Cash and cash equivalents and investment	Derivatives	Cash and cash equivalents and investment	Derivatives
Aa2	507	7	721	1
Aa3	32	–	–	–
A1	2,139	307	2,918	169
A2	1	17	1	–
A3	887	104	1,339	61
Baa1	–	–	–	–
Baa2	13	–	2	–
Baa3	28	–	55	–
Ba1 (i)	1,383	295	1,658	198
Ba2 (i)	775	305	872	188
	5,765	1,035	7,566	617

(i) A substantial part of the balances is held with financial institutions in Brazil which are deemed investment grade in local currency.